Leases - Schedule of Various Components of Lease Costs (Details) $ in Thousands	12 Months Ended
Nov. 30, 2020 USD ($)
Leases [Abstract]
Operating lease cost	$ 24,394
Short-term lease cost	470
Variable lease cost	3,737
Sublease income	(7)
Total operating lease cost	$ 28,594